INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Summary of dispositions (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) item	Mar. 31, 2019 USD ($) item
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | item	8	0
Sale of Underlying Operating Partnership | item	4	0
Partnership Proceeds from Disposition | $	$ 650,339	$ 8,261
Gain/(Loss) on Disposition | $	$ 650,339	$ 8,261
Series 47 [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | item	3	0
Sale of Underlying Operating Partnership | item	2	0
Partnership Proceeds from Disposition | $	$ 296,116	$ 8,261
Gain/(Loss) on Disposition | $	$ 296,116	$ 8,261
Series 48 [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | item	4	0
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition | $	$ 327,454	$ 0
Gain/(Loss) on Disposition | $	$ 327,454	$ 0
Series 49 [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | item	1	0
Sale of Underlying Operating Partnership | item	1	0
Partnership Proceeds from Disposition | $	$ 26,769	$ 0
Gain/(Loss) on Disposition | $	$ 26,769	$ 0